Financial and capital risk management	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial and capital risk management

21. Financial and capital risk management

The Company is exposed to several financial and capital risk factors that may impact its performance and equity position. The evaluation of the exposure to financial and capital risks is performed periodically to support decision making process regarding the risk management strategy.

The Company's policy aims at establishing a capital structure that will ensure the continuity of our business in the long term. Within this perspective, the Company has been able to maintain regular dividends payments and interest on capital (“JCP”), to maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.

The Board of Directors establishes and supervises the management of financial risks with the support of the Capital Allocation and Project Advisory Committee that ensures that Company's financial activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company's policies and objectives.

The Company has developed its strategy through an integrated view of the risks to which it is exposed, considering not only the risk, generated by variables traded in the financial market (market risk) and the liquidity risk, but also the risk arising from obligations assumed by third parties to the Company (credit risk), among others.

The Company uses derivative financial instruments to protect its exposure to these market risks arising from operating, financing, and investment activities, so that Vale does not engage in derivative operations that result in nominal amount exceeding its total exposure. The financial instruments portfolio is reassessed periodically, allowing the monitoring of financial results and their impact on cash flow. The Company applies hedge accounting to its net investment in foreign operation and nickel revenue program.

Risks	Origin of the exposure	Management
Market Risk - Exchange Rate	Financial instruments and other financial liabilities that are not denominated in US$	Derivatives transactions, such as swap and forward operations
Market risk - Interest rate	Loans and financing indexed to different interest rates including, but not limited to, SOFR and CDI	Derivatives transactions, such as swap operations
Market risk - Product and input prices	Volatility of commodity and input prices	Derivatives transactions, such as forward operations and option contracts
Credit Risk	Receivables, derivative transactions, guarantees, advances to suppliers and financial investments	Portfolio diversification and policies for monitoring counterparty solvency and liquidity indicators
Liquidity risk	Contractual or assumed obligations	Availability of revolving credit lines

Method and techniques for valuation of derivatives

The derivative financial instruments were evaluated using the curves and market prices that impact each instrument on the valuation dates applying pricing techniques widely used by the market.

Swaps are priced by discounting their cash flows by the corresponding rates and currencies, while forward and futures contracts use the forward curves of their respective underlying assets. For options, the Company uses the Black & Scholes model and in the case of Asian options the Turnbull & Wakeman model. In all cases, we consider the credit risk of both the Company and the counterparty for the final calculation of fair value. When pricing information is not available from a listed market source, alternative market mechanisms or comparable recent transactions, fair value is estimated based on the Company's outlook.

Effects of derivatives on the statement of financial position

	December 31, 2024		December 31, 2023
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk	52	601	763	99
Commodities price risk	16	23	52	30
Embedded derivatives	-	1	-	2
Total	68	625	815	131

Net exposure

	Reference	December 31, 2024	December 31, 2023
Foreign exchange and interest rate risk	21(a.i)	(549)	664
Commodities price risk	21(a.ii)	(7)	22
Embedded derivatives	21(a.ii)	(1)	(2)
Total		(557)	684

Effects of derivatives on the income statement

	Gain (loss) recognized in the income statement
	Year ended December 31,
	2024	2023	2022
Foreign exchange and interest rate risk	(1,187)	900	1,130
Commodities price risk	(23)	-	43
Embedded derivatives	1	3	(19)
Total	(1,209)	903	1,154

Effects of derivatives on the cash flows

	Financial settlement inflows (outflows)
	Year ended December 31,
	2024	2023	2022
Foreign exchange and interest rate risk	5	476	160
Commodities price risk	6	6	19
Derivatives designated as cash flow hedge accounting	-	85	(262)
Total	11	567	(83)

a) Market risk

a.i) Market risk - Foreign exchange and interest rates

The Company’s cash flow is exposed to the volatility of several currencies against the U.S. dollar. While most of our product prices are indexed to U.S. dollars, most of our costs, expenses and investments are indexed to currencies other than the U.S. dollar, principally the Brazilian real and the Canadian dollar.

The Company can enter into derivative transactions to protect its cash flow against the market risks that arises from its debt obligations and other commitments – mainly currency volatility.

To reduce cash flow volatility, swap and forward operations were implemented to convert the cash flow of commitments, debts and financial obligations in Reais into US$ with exchange rate locks and fixed and floating rate swaps indexed mainly to the interbank deposit certificate ("CDI"), the TJLP and the national consumer price index ("IPCA"). In these swap operations, the Company pays fixed rates in US$ and receives remuneration in R$ fixed or linked to the interest rates of the hedged liabilities.

The Company is also exposed to floating interest rate risks on certain loans and financing. U.S. dollar floating-rate debt consists primarily of loans, including export prepayments, loans with commercial banks, and multilateral organizations. To reduce cash flow volatility, swaps transactions were implemented to convert SOFR-indexed interest rates into fixed-rate loan and financing contracts. In these operations, the Company receives floating rates indexed to SOFR and pays remuneration linked to fixed rates in US$.

	Notional		Fair value		Fair value by year
Flow	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	2025	2026	2027+
Foreign Exchange and Interest Rate Derivatives	US$11,490	US$6,574	(549)	664	(147)	(137)	(265)

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
R$ depreciation	(549)	(2,799)	(5,049)
US$ interest rate inside Brazil decrease	(549)	(758)	(999)
Brazilian interest rate increase	(549)	(930)	(1,242)
TJLP interest rate decrease	(549)	(552)	(554)
IPCA index decrease	(549)	(659)	(755)
SOFR interest rate decrease	(549)	(601)	(654)
US Treasury rate increase	(549)	(549)	(549)

a.ii) Protection program for product prices and input costs

The Company is also exposed to market risks associated with the price volatility of commodities and inputs, especially freight and fuel costs. In line with its risk management policy, risk mitigation strategies involving commodities are used to reduce cash flow volatility. These mitigation strategies incorporate derivative instruments, predominantly forward, futures and options.

	Notional		Fair value		Fair value by year
Flow	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	2025	2026	2027+
Brent crude oil (bbl)
Options	24,050,625	19,907,250	11	23	11	-	-

Forward Freight Agreement (days)
Freight forwards	3,240	1,210	(11)	7	(11)	-	-

Fixed price nickel sales protection (ton)
Nickel forwards	4,978	3,322	(7)	(8)	(7)	-	-

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)	Decrease in fuel oil price	11	(71)	(421)
Forward Freight Agreement (days)	Decrease in freight price	(10)	(25)	(40)
Hedge for fixed-price nickel sales (tons)	Decrease in nickel price	(7)	(26)	(45)

Brent Crude Oil - To reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company’s cash flow volatility, hedging operations were implemented through buying call options and selling put options on Brent Crude Oil for different portions of the exposure. The derivative transactions were traded over-the-counter.

Freight derivative - To reduce the impact of maritime freight price volatility on the Company’s cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

Fixed price sales protection - The Company started an operational program to protect nickel sales, converting fixed price commercial contracts with customers to floating price, therefore maintaining the Company’s exposure to price fluctuations. The transactions usually carried out in this program are nickel purchases for future settlement.

Hedge program for products acquisition for resale - The Company started a hedge program with nickel forward transactions with the objective of reducing the risk of price mismatch between the period of purchase and sale of products to third parties. The transactions entered into in 2024 were fully settled within the fiscal year.

a.iii) Embedded derivatives in contracts

	Notional		Fair value		Fair value by year
Flow	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	2025	2026	2027+

Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	(1)	(2)	(1)	-	-

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	-	(2)	(5)

Embedded derivative (pellet price) in natural gas purchase agreement - The Company has a natural gas purchase agreement in which the amount charged to Vale changes based on the pricing level of the pellets sold by the Company to the market.

a.iv) Hedge accounting

	Gain (loss) recognized in the other comprehensive income
	Year ended December 31,
	2024	2023	2022
Net investments hedge	(500)	139	81
Cash flow hedge	-	(19)	19

Net investment hedge - The Company uses hedge accounting for foreign exchange risk arising from Vale S.A.’s net investments in Vale International S.A. and Vale Holding BV. With the hedge program, the Company's debt with third parties denominated in United States dollars and euros serves as a hedge instrument for investments in these subsidiaries. In March 2021, the Company redeemed all its euro bonds. As a result, the amount of debt designated as a hedge instrument for this investment is US$2,711 as of December 2023. As a result of the hedge program, the impact of the exchange rate variation on the debt denominated in dollars and euros is now partially recorded in other comprehensive income, as “Translation adjustments”.

Cash flow hedge (Nickel) - To reduce the cash flow volatility due to nickel price fluctuations, the Company implemented the Nickel Revenue Hedge Program. In this program, hedging operations were executed, through option contracts, to protect a portion of the projected volume of sales at floating, highly probable realization prices, guaranteeing prices above the average unit cost of nickel production for the protected volumes. In 2023, the program was settled, and no new operations were carried out in 2024. The contracts are traded on the London Metal Exchange or over-the-counter market.

b) Credit risk management

The Company is exposed to credit risk that arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments. The credit risk management process provides a framework for assessing and managing counterparties’ credit risk and for maintaining our portfolio risk at an acceptable level.

For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or requests the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty’s strategic position and history of commercial relations.

Based on the counterparty’s credit risk, risk mitigation strategies may be used to manage the Company’s credit risk. The main credit risk mitigation strategies include non-recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

b.i) Accounts receivable portfolio

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Middle East, North Africa, Europe and Brazil as the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables. Historically, the expected credit loss on the Company’s accounts receivable portfolio is immaterial (note 12).

b.ii) Financial instruments, except for accounts receivable

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom the Company has credit exposure. Furthermore, the Company controls the portfolio diversification and monitors different indicators of solvency and liquidity of the different counterparties that were approved for trading. The carrying amount of the financial assets that represent the exposure to credit risk is presented below:

	Notes	December 31, 2024	December 31, 2023
Cash and cash equivalents	24	4,953	3,609
Short-term investments	24	53	51
Restricted cash		13	4
Judicial deposits	29	-	611
Derivative financial instruments		68	815
Investments in equity securities	15	54	45
Total		5,141	5,135

b.iii) Financial counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents, as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency as published by Moody’s regarding the main financial institutions used by the Company to contract derivative instruments, cash and cash equivalents transaction.

	December 31, 2024		December 31, 2023
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	391	1	338	-
Aa3	-	-	42	-
A1	1,874	28	2,022	50
A2	520	13	309	293
A3	709	2	186	22
Baa1	1	-	2	-
Baa2	4	-	16	-
Ba1 (i)	719	18	85	-
Ba2 (i)	788	6	287	314
Ba3 (i)	-	-	373	136
Total	5,006	68	3,660	815

(i)	A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.

c) Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

The available revolving credit facilities are intended to assist short term liquidity management and to enable more efficiency in cash management and were provided by a syndicate of several global commercial banks. The Company has two revolving credit facilities, in the amount of US$5,000, for which US$3,000 have maturity date in 2029 and US$2,000 in 2026. As of December 31, 2024 and 2023, these lines were not drawn.

The Company also is part of supplier finance arrangements to manage its working capital and does not consider these arrangements gives rise to excessive concentrations of liquidity risk. For further details, see note 14 of these financial statements.

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments (hedge accounting).

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. Vale uses its own judgment to choose between the various methods. Assumptions are based on the market conditions, at the end of the year. An analysis of the impact if actual results are different from management's estimates is present under “Sensitivity analysis of derivative financial instruments”.